CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Beginning Balance	¥ 3,371,401	¥ 3,103,144	¥ 3,065,835
Contribution to subsidiaries	3,451	40,514	18,225
Transaction with noncontrolling interests	(60,410)	(1,009)	(6,988)
Comprehensive income, net of tax:
Net income	279,636	317,612	196,837
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(110,142)	(56,684)	(11,182)
Net change of debt valuation adjustments	54	(337)	(899)
Net change of defined benefit pension plans	4,448	13,002	5,330
Net change of foreign currency translation adjustments	94,732	105,693	36,526
Net change of unrealized gains on derivative instruments	19,670	15,070	4,782
Total other comprehensive income	8,762	76,744	34,557
Total comprehensive income	288,398	394,356	231,394
Cash dividends	(124,309)	(115,625)	(107,297)
Acquisition of treasury stock	(52,071)	(50,001)	(55,443)
Disposal of treasury stock	17	115	95
Cancellation of treasury stock	0	0	0
Other, net	823	(308)	249
Ending Balance	3,427,300	3,371,401	3,103,144
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Statement [Line Items]
Beginning Balance		3,103,359	3,022,909
Other comprehensive income (loss)
Ending Balance			3,103,359
Accounting Standards Update 2016-13 | Cumulative Effect, Period of Adoption, Adjustment [Member]
Statement [Line Items]
Beginning Balance			(42,926)
Accounting Standards Update 2019-12 | Cumulative Effect, Period of Adoption, Adjustment [Member]
Statement [Line Items]
Beginning Balance		215
Other comprehensive income (loss)
Ending Balance			215
Common Stock
Statement [Line Items]
Beginning Balance	221,111	221,111	221,111
Other comprehensive income (loss)
Ending Balance	221,111	221,111	221,111
Common Stock | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Statement [Line Items]
Beginning Balance		221,111	221,111
Other comprehensive income (loss)
Ending Balance			221,111
Additional Paid-in Capital
Statement [Line Items]
Beginning Balance	260,479	259,361	257,638
Transaction with noncontrolling interests	(28,048)	1,593	1,700
Other comprehensive income (loss)
Disposal of treasury stock	(85)	(168)	(227)
Other, net	823	(307)	250
Ending Balance	233,169	260,479	259,361
Additional Paid-in Capital | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Statement [Line Items]
Beginning Balance		259,361	257,638
Other comprehensive income (loss)
Ending Balance			259,361
Retained Earnings
Statement [Line Items]
Beginning Balance	2,909,317	2,744,588	2,754,461
Comprehensive income, net of tax:
Net income	273,075	312,135	192,384
Other comprehensive income (loss)
Cash dividends	(106,290)	(99,395)	(95,164)
Disposal of treasury stock			0
Cancellation of treasury stock	(44,160)	(48,226)	(64,237)
Other, net			(1)
Ending Balance	3,031,942	2,909,317	2,744,588
Retained Earnings | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Statement [Line Items]
Beginning Balance		2,744,803	2,711,606
Other comprehensive income (loss)
Ending Balance			2,744,803
Retained Earnings | Accounting Standards Update 2016-13 | Cumulative Effect, Period of Adoption, Adjustment [Member]
Statement [Line Items]
Beginning Balance			(42,855)
Retained Earnings | Accounting Standards Update 2019-12 | Cumulative Effect, Period of Adoption, Adjustment [Member]
Statement [Line Items]
Beginning Balance		215
Other comprehensive income (loss)
Ending Balance			215
Accumulated Other Comprehensive Income (Loss)
Statement [Line Items]
Beginning Balance	(16,041)	(84,650)	(118,532)
Transaction with noncontrolling interests	4,396	(1,475)
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(110,142)	(56,684)	(11,207)
Net change of debt valuation adjustments	54	(337)	(899)
Net change of defined benefit pension plans	4,455	13,001	5,302
Net change of foreign currency translation adjustments	91,095	99,842	36,015
Net change of unrealized gains on derivative instruments	17,802	14,262	4,671
Ending Balance	(8,381)	(16,041)	(84,650)
Accumulated Other Comprehensive Income (Loss) | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Statement [Line Items]
Beginning Balance		(84,650)	(118,532)
Other comprehensive income (loss)
Ending Balance			(84,650)
Treasury Stock
Statement [Line Items]
Beginning Balance	(113,447)	(111,954)	(121,070)
Other comprehensive income (loss)
Acquisition of treasury stock	(52,071)	(50,001)	(55,443)
Disposal of treasury stock	102	283	322
Cancellation of treasury stock	44,160	48,226	64,237
Other, net		(1)
Ending Balance	(121,256)	(113,447)	(111,954)
Treasury Stock | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Statement [Line Items]
Beginning Balance		(111,954)	(121,070)
Other comprehensive income (loss)
Ending Balance			(111,954)
Total ORIX Corporation Shareholders' Equity
Statement [Line Items]
Beginning Balance	3,261,419	3,028,456	2,993,608
Contribution to subsidiaries	0	0	0
Transaction with noncontrolling interests	(23,652)	118	1,700
Comprehensive income, net of tax:
Net income	273,075	312,135	192,384
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(110,142)	(56,684)	(11,207)
Net change of debt valuation adjustments	54	(337)	(899)
Net change of defined benefit pension plans	4,455	13,001	5,302
Net change of foreign currency translation adjustments	91,095	99,842	36,015
Net change of unrealized gains on derivative instruments	17,802	14,262	4,671
Total other comprehensive income	3,264	70,084	33,882
Total comprehensive income	276,339	382,219	226,266
Cash dividends	(106,290)	(99,395)	(95,164)
Acquisition of treasury stock	(52,071)	(50,001)	(55,443)
Disposal of treasury stock	17	115	95
Cancellation of treasury stock	0	0	0
Other, net	823	(308)	249
Ending Balance	3,356,585	3,261,419	3,028,456
Total ORIX Corporation Shareholders' Equity | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Statement [Line Items]
Beginning Balance		3,028,671	2,950,753
Other comprehensive income (loss)
Ending Balance			3,028,671
Total ORIX Corporation Shareholders' Equity | Accounting Standards Update 2016-13 | Cumulative Effect, Period of Adoption, Adjustment [Member]
Statement [Line Items]
Beginning Balance			(42,855)
Total ORIX Corporation Shareholders' Equity | Accounting Standards Update 2019-12 | Cumulative Effect, Period of Adoption, Adjustment [Member]
Statement [Line Items]
Beginning Balance		215
Other comprehensive income (loss)
Ending Balance			215
Noncontrolling Interests
Statement [Line Items]
Beginning Balance	109,982	74,688	72,227
Contribution to subsidiaries	3,451	40,514	18,225
Transaction with noncontrolling interests	(36,758)	(1,127)	(8,688)
Comprehensive income, net of tax:
Net income	6,561	5,477	4,453
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	0	0	25
Net change of debt valuation adjustments	0	0	0
Net change of defined benefit pension plans	(7)	1	28
Net change of foreign currency translation adjustments	3,637	5,851	511
Net change of unrealized gains on derivative instruments	1,868	808	111
Total other comprehensive income	5,498	6,660	675
Total comprehensive income	12,059	12,137	5,128
Cash dividends	(18,019)	(16,230)	(12,133)
Acquisition of treasury stock	0	0	0
Disposal of treasury stock	0	0	0
Cancellation of treasury stock	0	0	0
Other, net	0	0	0
Ending Balance	¥ 70,715	109,982	74,688
Noncontrolling Interests | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Statement [Line Items]
Beginning Balance		74,688	72,156
Other comprehensive income (loss)
Ending Balance			74,688
Noncontrolling Interests | Accounting Standards Update 2016-13 | Cumulative Effect, Period of Adoption, Adjustment [Member]
Statement [Line Items]
Beginning Balance			(71)
Noncontrolling Interests | Accounting Standards Update 2019-12 | Cumulative Effect, Period of Adoption, Adjustment [Member]
Statement [Line Items]
Beginning Balance		¥ 0
Other comprehensive income (loss)
Ending Balance			¥ 0